The Profit Fund
Fund Summary THE PROFIT FUND
INVESTMENT OBJECTIVE
The Profit Fund (the “Fund”) seeks to provide investors with a high long-term total return, consistent with the preservation of capital and maintenance of liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	The Profit Fund The Profit Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (redemptions paid by bank wire)	(15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Profit Fund The Profit Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.18%
Other Expenses		1.41%
Total Annual Fund Operating Expenses		2.34%
Less: Fee Waivers and Expense Reimbursements	[1]	(0.99%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.35%
[1]	Profit Investment Management, LLC (the "Adviser") has contractually agreed until at least February 1, 2015 to waive Management Fees and/or reimburse Other Expenses so that the Fund's annual ordinary operating expenses do not exceed 1.35% of the Fund's average daily net assets. This arrangement, which is an addendum to the Management Agreement, will terminate if the Management Agreement between the Trust and the Adviser is terminated. The Trust or the Adviser may terminate the Management Agreement upon 60 days written notice.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual agreement to reduce expenses remains in effect only until February 1, 2015 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Profit Fund The Profit Fund Shares	137	636	1,160	2,600

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of established, larger capitalization companies (that is, companies having a market capitalization exceeding $10 billion at the time of purchase ). The Fund expects to invest a portion of its assets in stocks currently paying dividends, although it may buy stocks that are not paying dividends but offer prospects for growth of capital or future income.

The Fund’s investment strategy is designed to participate in rising equity markets while limiting, as much as possible, the downside volatility that can accompany equity investing. The Adviser uses a disciplined valuation process to select stocks generally having the following characteristics:

• low price/earnings ratios relative to a company’s sector or historical performance;

• strong balance sheet ratios;

• high return on capital; and/or

• low price/earnings growth ratios relative to a company’s sector.

In the Adviser’s opinion, these stocks typically enjoy low expectations from investors in general and are undervalued. As a result, in the Adviser’s opinion, average “earnings” performance by such companies can result in superior stock performance, and disappointing “earnings” should result in minimal negative stock performance.

After purchasing a stock, the Adviser continues to monitor its progress in relation to the overall market and its peers. In evaluating whether to sell a stock, the Adviser considers, among other factors, whether:

• the stock is overvalued relative to other investments;

•  the stock has met the Adviser’s earnings expectations;

•  political, economic, or other events could affect the company’s performance; and

•  the Adviser has identified a more attractive opportunity.

The Adviser will not necessarily sell a security based on its relationship to these or other factors.

PRINCIPAL RISKS

The Fund is designed for investors with above-average risk tolerance. As with any mutual fund investment, you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. Investments in common stock are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

Style Risk. The Adviser’s approach generally focuses on stocks it believes are selling at a discount relative to the market and their peers while having strong growth characteristics. If the market does not recognize these companies, their stock prices may remain stable or decrease in value. The Fund may underperform other funds that employ a different investment style.

Manager Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the market as a whole.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories—large, medium and small. The Fund invests primarily in large capitalization companies. Investing primarily in one category (i.e., large capitalization) carries the risk that due to current market conditions that category may be out of favor. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year for each full calendar year over the last 10 years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below and on the following page reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 888.744.2337.

Annual Total Returns

During the periods shown in the bar chart, the highest return for a quarter was 16.10% during the quarter ended March 31, 2012 and the lowest return for a quarter was -20.36 during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2013

The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns The Profit Fund	1 Year	5 Years	10 Years
The Profit Fund Shares	31.85%	18.01%	7.59%
The Profit Fund Shares - Return After Taxes on Distributions	29.72%	17.44%	6.99%
The Profit Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	19.47%	14.64%	6.20%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%